INCOME TAX - Narrative (Details) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognition (derecognition) of the benefit of tax losses and other deferred tax assets	$ 6	$ (5)
Income tax benefit to recognize deferred tax asset		5
Deductible temporary differences	210
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 995	$ 872
Belgium – trading loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences | €			€ 28		€ 23
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences				$ 123		$ 122